Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of earnings per share

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015

Net income	153,252	115,942	77,739
Less: Preference dividends declared and guarantee fee	—	(15,655)	(16,455)
Less: Premium on preference share buyback and redemption	—	(41,913)	(28)
Net income attributable to participating shares	153,252	58,374	61,256
Less: Dividend paid on common shares	(69,731)	(19,346)	(24,708)
Less: Dividend paid on contingent value convertible preference shares	—	—	(138)
Undistributed earnings attributable for participating shares	83,521	39,028	36,410

Basic Earnings Per Share	Common shares	Common shares	Common shares	CVCP
Weighted average number of shares issued	54,296	49,128	49,842	159
Weighted average number of common shares held as treasury stock	—	(506)	(1,079)	N/A
Weighted average number of participating shares (in thousands)	54,296	48,622	48,763	159

Allocation of undistributed earnings - Basic	83,521	39,028	36,292	118

Distributed earnings per share	1.28	0.40	0.50	0.20
Undistributed earnings per share	1.54	0.80	0.75	0.19
Basic Earnings Per Share	2.82	1.20	1.25	0.39

Diluted Earnings Per Share	Common shares	Common shares	Common shares	CVCP
Adjusted weighted average number of participating shares outstanding	54,296	48,622	48,763	159
Net dilution impact related to options to purchase common shares	561	607	472	N/A
Net dilution impact related to awards of unvested common shares	594	382	609	N/A
Weighted average number of diluted participating shares (in thousands)	55,451	49,611	49,844	159

Allocation of undistributed earnings - Diluted	83,521	39,028	36,294	116

Distributed earnings per share	1.26	0.40	0.50	0.20
Undistributed earnings per share	1.50	0.78	0.73	0.19
Diluted Earnings Per Share	2.76	1.18	1.23	0.39